Intangible Assets - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cost
Total cost	$ 181,073	$ 151,506
Foreign exchange movement	(5,728)	(5,085)
Accumulated amortization	(116,196)	(100,249)
Foreign exchange movement	3,017	2,798
Net book value	67,894	54,055
Customer relationships
Cost
Total cost	132,192	109,622
Technology asset
Cost
Total cost	11,169	11,169
Order backlog
Cost
Total cost	36,318	31,220
Trade names/ brands
Cost
Total cost	2,766	2,766
Volunteer list
Cost
Total cost	1,325	1,325
Non-compete arrangements
Cost
Total cost	489	489
Patient database
Cost
Total cost	$ 2,542	$ 0